Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2021	2022
A	18%	13%
B	21%	19%
C	14%	8%
D	15%	8%
E	13%	7%
Total	81%	55%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2021	2022
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$279,055	$601,163
Restricted cash – current portion	6,980	11,420
Restricted cash – non-current portion	62,896	75,386
Total cash, cash equivalents and restricted cash	$348,931	$687,969